Expense Example	Aug. 28, 2025 USD ($)
Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,702
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	1,444
R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	$ 1,304